Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment, net		$ 7,637,687	$ 6,261,887
Intangible assets, net		996,048	944,409
Investments in non-consolidated companies		517,265	821,571
Other investments		210,930	100,716
Deferred tax assets		1,713,385	200,237
Receivables, net		1,073,245	318,690
Non-current assets		12,148,560	8,647,510
Current assets
Receivables, net		686,394	261,813
Current income tax assets		486,470	400,949
Derivative financial instruments		15,406	227
Inventories, net		4,948,376	3,470,215
Trade receivables, net		2,065,499	1,180,689
Other investments		1,975,646	1,875,026
Cash and cash equivalents	[1]	1,846,013	1,653,355
Current assets excluding assets classified as held for sale		12,023,804	8,842,274
Assets classified as held for sale		6,740	1,764
Current assets		12,030,544	8,844,038
Total assets		24,179,104	17,491,548
EQUITY
Capital and reserves attributable to the owners of the parent		12,418,595	11,845,959
Non-controlling interest		4,393,264	1,922,434
Total Equity		16,811,859	13,768,393
Non-current liabilities
Provisions		839,921	81,422
Deferred tax liabilities		170,820	162,742
Other liabilities		1,148,998	538,214
Trade payables		12,030	1,112
Lease liabilities		188,913	190,134
Borrowings		1,205,961	532,701
Non-current liabilities		3,566,643	1,506,325
Current liabilities
Current income tax liabilities		137,388	135,703
Other liabilities		429,713	344,843
Trade payables		2,232,654	1,187,600
Derivative financial instruments		8,220	505
Lease liabilities		52,174	49,015
Borrowings		940,453	499,164
Current liabilities		3,800,602	2,216,830
Total Liabilities		7,367,245	3,723,155
Total Equity and Liabilities		$ 24,179,104	$ 17,491,548

[1]	It includes restricted cash of $3,129, $30 and $58 as of December 31, 2023, 2022 and 2021, respectively. In addition, the Company had other investments with a maturity of more than three months for $2,186,420, $1,975,490 and $1,357,484 as of December 31, 2023, 2022 and 2021, respectively.